SCHEDULE OF PREFERRED SHARE LIABILITY (Details)	12 Months Ended
Dec. 31, 2024 USD ($) shares
Warrant Liability And Preferred Shares
Opening Balance January 1, 2024, shares
Opening Balance January 1, 2024
Issuances for the period, shares | shares	2,073
Issuances for the period	$ 2,438,825
Converted into common shares, shares | shares	(811)
Converted into common shares	$ (954,118)
Redemptions, shares | shares	(353)
Redemptions	$ (415,294)
Closing Balance December 31, 2024, shares	909
Closing Balance December 31, 2024	$ 1,069,413